Organization and operations (Detail)		1 Months Ended		3 Months Ended									9 Months Ended		12 Months Ended
	Feb. 03, 2015 USD ($) $ / shares shares	Jun. 30, 2018	Feb. 28, 2015 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2018 USD ($) Segment	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Segment shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of reportable segments | Segment													2		2
Common stock, shares issued | shares															0
Proceeds from initial public offering, net of offering costs	$ 79,900,000		$ 79,900,000												$ 0	$ 0	$ 80,435,430
Payments of stock issuance costs			$ 8,000,000
Retained earnings (accumulated deficit)				$ (130,952,530)	$ (111,079,275)				$ (76,645,613)				$ (130,952,530)		(111,079,275)	(76,645,613)
Cash, cash equivalents, and marketable securities					33,315,759										33,315,759
Percentage decrease in company workforce		60.00%											60.00%
Net loss				2,638,373	$ 8,028,531	$ 9,332,113	$ 8,804,623	$ 8,268,395	$ 7,900,035	$ 10,637,494	$ 11,363,133	$ 9,592,461	$ 19,913,472	$ 26,405,131	$ 34,433,662	$ 39,493,123	$ 29,141,630
Cash and cash equivalents				$ 12,961,126									$ 12,961,126
IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, shares issued | shares	5,491,191		5,491,191
Common stock, price per share | $ / shares	$ 16.00		$ 16.00
Over-Allotment Option
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, shares issued | shares	91,191		91,191